Goodwill, Software and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2017
Changes in Goodwill by Reportable Segment

The changes in goodwill by reportable segment for the fiscal years ended March 31, 2016 and 2017 are as follows:

	2016
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2015	¥442,100	¥497,215	¥244,275	¥2,571	¥1,186,161
Goodwill acquired during year	84,712	—	17,521	—	102,233
Impairment losses	(4,719)	—	—	—	(4,719)
Foreign currency translation adjustments	(22,754)	(3,175)	(17,037)	—	(42,966)
Other	(2,700)	(10,937)	2,136	—	(11,501)

Balance at March 31, 2016	¥496,639	¥483,103	¥246,895	¥2,571	¥1,229,208

	2017
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2016	¥496,639	¥483,103	¥246,895	¥2,571	¥1,229,208
Goodwill acquired during year	5,915	—	154,637	—	160,552
Impairment losses	(53,294)	—	—	—	(53,294)
Foreign currency translation adjustments	(21,263)	(3,033)	7,364	—	(16,932)
Other	(867)	—	(4,022)	—	(4,889)

Balance at March 31, 2017	¥427,130	¥480,070	¥404,874	¥2,571	¥1,314,645

Schedule of Major Components of Software and Other Intangible Assets

The following table presents the major components of software and other intangible assets as of March 31, 2016 and 2017.

	March 31, 2016
	Gross Carrying Amount	Accumulated amortization	Net carrying amount
	Millions of yen
Amortizable intangible assets:
Computer software	¥6,207,423	¥4,994,941	¥1,212,482
Rights to use utility facilities	338,098	299,614	38,484
Other	489,233	235,901	253,332

Total amortizable intangible assets	7,034,754	5,530,456	1,504,298

Non-amortizable intangible assets:
Trademarks and trade names			53,356
Rights to acquire the building			16,792
Other			30,013

Total non-amortizable intangible assets			100,161

Total			¥1,604,459

	March 31, 2017
	Gross Carrying Amount	Accumulated amortization	Net carrying amount
	Millions of yen
Amortizable intangible assets:
Computer software	¥6,401,191	¥5,191,706	¥1,209,485
Rights to use utility facilities	338,437	300,519	37,918
Other	586,775	274,343	312,432

Total amortizable intangible assets	7,326,403	5,766,568	1,559,835

Non-amortizable intangible assets:
Trademarks and trade names			49,863
Rights to acquire the building			16,792
Other			36,913

Total non-amortizable intangible assets			103,568

Total			¥1,663,403

Estimated Aggregate Amortization Expenses for Intangible Assets During Next Five Years

The estimated aggregate amortization expenses for intangible assets during each of the five years ending March 31 are as follows:

Fiscal year ending March 31	Millions of yen
2018	¥402,974
2019	321,686
2020	245,586
2021	179,494
2022	114,233